Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Project Deposits	$3,995	$1,813
Payroll payable	746	821
Professional fees	-	410
Value added taxes and other taxes payable	3,397	182
Contingent liabilities of GEM dispute (1)	1,550	-
Payables to third parties	-	149
Other accrued expenses	1,009	362
Total accrued expenses and other liabilities	$10,697	$3,737

(1)	Contingent liabilities of GEM dispute represented the amount payable in connection with the GEM dispute, which was fully paid by the Group as of June 30, 2026.